Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
15.	Revenue

Revenue from sales of office products, such as office MFDs and laser printers, and imaging system products, such as digital cameras and inkjet printers, is recognized upon shipment or delivery, depending upon when the customer obtains controls of these products.

Revenue from sales of equipment that are sold with customer acceptance provisions related to their functionality including optical equipment such as semiconductor lithography equipment and FPD lithography equipment, and certain medical equipment such as CT systems and MRI systems, is recognized when the equipment is installed at the customer site and the agreed-upon specifications are objectively satisfied.

Most of Canon’s service revenue is generated from office and medical system products which is recognized over time. For the service contracts of office products, the customer typically pays a variable amount based on usage, a stated fixed fee or a stated base fee plus a variable amount which frequently include the provision of consumables as well as break fix activities. The majority portion of service revenue from the office products is recognized as billed since invoiced amount directly correlates with the value to the customer of the underlying performance obligation to date. For the service contracts of medical system products, the customer typically pays a stated fixed fee for the stand ready maintenance service and revenue is recognized ratably over the contract period.

The majority of service arrangements for office products are executed in combination with related products. Transaction prices for products and services need to be allocated to each performance obligation on a relative standalone selling price basis where significant judgements are required. Canon estimates the standalone selling price using a range of prices that would meet the allocation objective based on all the information that is reasonably available including market conditions and other observable inputs. If transaction prices of the product or service contracts are not within the acceptable range then the revenue is subject to allocation based on the estimated standalone selling prices. Canon recognizes the incremental costs of obtaining a contract as an expense when related office products are sold.

Canon also provides leasing arrangement to the customers primarily for the sales of office products. Approximately 4% of total revenue is generated from these leasing arrangements for the year ended December 31, 2018. Revenue from the sale of these products under sales-type leases is recognized at the inception of the lease. Interest income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When product leases are bundled with maintenance contracts, revenue is allocated based upon the estimated standalone selling prices of the lease and non-lease components. Lease components generally include product, financing and executory costs, while non-lease components generally consist of maintenance contracts and supplies.

The transaction prices that Canon is entitled to receive in exchange for transferring goods or services to the customer include certain forms of variable consideration, including product discounts, customer promotions and volume-based rebates mainly for imaging system products, which are sold predominantly through distributors and retailers. Canon includes estimated amounts in the transaction price only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Variable considerations are estimated based upon historical trends and other known factors at the time of sale, and are subsequently adjusted in each period based on current information. In addition, Canon may provide a right of return on our products for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price, and accordingly Canon recognizes revenue based on the estimated amount to which Canon expects to be entitled after considering expected returns.

Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 22.

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2018:
Revenue recognized at a point in time	1,286,100	993,658	305,457	599,766	(106,318)	3,078,663
Revenue recognized over time	521,201	14,507	132,121	205,445	—	873,274
Total	1,807,301	1,008,165	437,578	805,211	(106,318)	3,951,937

Revenue recognized over time includes primarily revenue from maintenance service in the office and medical system products and sales of certain industrial equipment which do not have alternative use and for which Canon has enforceable right to payment to the customers for the performance completed to date.

The adoption of the new revenue standard required the reconsideration of the scope of performance obligations related to service contracts, which has resulted in a change in classification of revenues between the products and service revenues. Specifically, certain revenue historically classified within products revenues, including consumables provided under the service contracts and certain outsourcing business, is currently classified within service revenues and cost of sales in the consolidated statement of income under the new revenue standard. Canon has started separating revenues and cost of sales into products and services in the consolidated statements of income starting from the quarter beginning January 1, 2018, including prior period’s presentation. However, prior period’s presentation is not retrospectively adjusted and is presented in accordance with the historical accounting policy. In addition, in conjunction with the application of the new standard, Canon has reclassified certain expenses related to service revenues from operating expenses to cost of sales in the accompanying consolidated statement of income. The amount reclassified for the year ended December 31, 2018 was ¥115,700 million. The reconsideration of the scope of performance obligations did not materially affect the timing of revenue recognition. The impacts of adoption of new revenue standard on Canon’s consolidated balance sheet as of December 31, 2018 and the consolidated statement of income for the year ended December 31, 2018 were as follows.

Consolidated Balance Sheet

	December 31, 2018
	As Reported	Balance under historical accounting policy	Effect of Change
	(Millions of yen)
Assets
Trade receivables, net	612,953	657,419	(44,466)
Inventories	611,281	614,243	(2,962)
Prepaid expenses and other current assets	304,346	253,547	50,799

Other assets	397,974	397,949	25

Total assets	4,899,465	4,896,069	3,396

Liabilities and equity
Accrued expenses	321,137	319,416	1,721
Other current liabilities	276,237	274,741	1,496

Total liabilities	1,881,552	1,878,335	3,217

Retained earnings	3,508,908	3,508,704	204
Noncontrolling interests	190,311	190,336	(25)

Total equity	3,017,913	3,017,734	179

Consolidated Statement of Income

	For the year ended December 31, 2018
	As Reported	Amount under historical accounting policy	Effect of Change
	(Millions of yen)
Net sales
Products and Equipment	3,194,724	3,383,566	(188,842)
Services	757,213	567,582	189,631

	3,951,937	3,951,148	789
Cost of sales
Products and Equipment	1,762,171	1,783,798	(21,627)
Services	354,212	216,513	137,699

	2,116,383	2,000,311	116,072

Gross profit	1,835,554	1,950,837	(115,283)
Selling, general and administrative expenses	1,176,760	1,292,460	(115,700)

Operating profit	342,952	342,535	417
Income before income taxes	362,892	362,475	417

Income taxes	96,150	96,094	56

Consolidated net income	266,742	266,381	361

Less: Net income attributable to noncontrolling interests	13,987	13,936	51

Net income attributable to Canon Inc.	252,755	252,445	310

Canon recognized contract assets primarily for unbilled receivables mainly arising from services contracts for office products totaled to ¥42,915 million at the adoption date and included in prepaid expenses and other current assets in the consolidated balance sheet with an offsetting impact to trade receivables. Contract assets at December 31, 2018 were ¥50,799 million.

Canon typically bills to the customer when performance obligation is satisfied and collects the payment in relatively short term except for certain maintenance service of office and medical products and certain industrial equipment for which Canon occasionally receives the payment in advance from customers. The amount received in excess of revenue recognized is recognized as deferred revenue until the performance obligation for distinct goods or services are satisfied. Deferred revenue at December 31, 2018 and 2017 were ¥123,686 million and ¥125,965 million, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Revenue recognized for the year ended December 31, 2018, which had been included in the deferred revenue balance at December 31, 2017, was ¥104,678 million.

Remaining performance obligations for products and equipment at December 31, 2018 primarily arise from the sales of certain industrial equipment, amounting to ¥72,708 million, 75% of which is expected to be recognized as revenue within one year and remaining 25% is within two years. Disclosure of remaining performance obligations is not required for the majority of service since the revenue is recognized as billed basis applying the right to invoice practical expedient or is generated from the contracts with original expected duration of less than one year. The portion of fixed maintenance service contract for office and medical products with original expected duration of more than one year is approximately 11% of total service revenue and the average remaining period for these fixed contracts as of December 31, 2018 is about 2 years.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.